Note 15 - Non-current assets held for sale	12 Months Ended
Dec. 31, 2012
Long Lived Assets Held For Sale [Text Block]
15 Non-current assets held for sale

	As of December 31,
	2011	2012
	$	$
Cost
Leasehold property — held for sale	814,878	—

In 2010, a leasehold property owned by InnoForm was put up for sale as it was unutilized. In 2011, the leasehold property was not sold due to weak property prices for commercial properties in Singapore. The property was sold in December 2012 for $1.3 million, and a gain of $497,869 was recognized on the sale in Other Income.